Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Cash flows from operating activities:
Net income (loss)	$ 1,139,407	$ 94,752	$ (24,526,886)	$ (4,393,689)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	17,964	17,438	34,875	34,663
Stock-based compensation			34,000	84
Preferred shares issued to related party for services			0	23,900
Loan fees and penalties added to convertible note principal			208,055	335,700
(Gain) loss on derivative liabilities	3,010,042	1,289,693	(22,906,922)	(1,402,233)
Amortization of debt discount	77,822	134,959	218,354	1,223,919
Interest expense added to convertible note payable principal	0	35,000
(Gain) loss on extinguishment of liabilities	(136,310)	0	(605,010)	(8,555)
(Increase) decrease in prepaid expenses and other current assets	2,460	16,187	(14,748)	15,804
Increase (decrease) in liabilities:
Accounts payable	(171,857)	140,431	3,695	58,753
Accrued expenses	19,089	524,196	756,839	375,732
Accounts payable and accrued expenses - related party	(213,811)	229,950	178,221	196,938
Net cash used in operating activities	(2,275,278)	(96,780)	(805,683)	(734,518)
Cash flows from investing activities:
Purchase of property and equipment	(255,504)	0	0	(10,540)
Net cash used in investing activities	(255,504)	0	0	(10,540)
Cash flows from financing activities:
Proceeds from notes payable	200,000	0	775,000	0
Proceeds from convertible notes payable	78,500	0	163,500	365,300
Proceeds from convertible notes payable - related party	0	20,000	10,000	323,500
Proceeds from PPP loan payable			150,000	167,900
Proceeds from SBA express bridge loan payable	0	10,000	10,000	0
Repayments of notes payable	(200,000)	0
Repayments of convertible notes payable	(255,331)	0	(39,198)	(100,000)
Proceeds from the sale of common stock and prefunded warrants	3,000,000	0
Offering costs	(349,150)	0
Net cash provided by financing activities	2,474,019	30,000	1,069,302	756,700
Net increase (decrease) in cash	(56,763)	(66,780)	263,619	11,642
Cash at the beginning of the period	330,449	66,830	66,830	55,188
Cash at the end of the period	273,686	50	330,449	66,830
Supplemental disclosure:
Interest paid	116,374	0	14,784	10,402
Income taxes paid	0	0	0	0
Non-cash investing and financing activities:
Common stock issued in conversion of debt	154,437	56,680	1,932,365	811,676
Common stock issued in conversion of related party debt	74,989	0	4,277	355,460
Common stock issued for accrued expenses			0	46,945
Settlement of derivative liabilities	0	18,612	22,511,164	812,896
Derivative liabilities for debt discount			200,859	192,500
Convertible notes payable for accrued expenses			34,000	10,000
Derivative liabilities for related party debt discount	0	7,101
Convertible notes payable - related party for accrued expenses	0	76,266	$ 42,268	$ 74,000
Reverse split	18	0
Exercise of prefunded warrants	$ 1,130	$ 0